Employee Benefits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Employee Benefits
18. Employee Benefits
An analysis of the net liability and net period cost for employee benefits is as follows
:

	At December 31,
	2018	2019
Mexico	Ps. 85,517,190	Ps. 116,537,660
Puerto Rico	13,986,596	13,228,592
Brazil	5,666,694	9,503,738
Europe	12,705,926	12,827,318
Ecuador	448,608	409,750

Total	Ps. 118,325,014	Ps. 152,507,058

	For the year ended December 31
	2017	2018	2019
Mexico	Ps. 11,586,065	Ps. 12,046,208	Ps. 12,788,464
Puerto Rico	776,238	686,067	747,755
Brazil	735,855	579,432	511,964
Europe	385,689	619,039	2,526,957
Ecuador	152,335	58,354	34,425

	Ps. 13,636,182	Ps. 13,989,100	Ps. 16,609,565

The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2018				2019
	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability	DBO	Plan Assets	Effect of asset celling	Net employee benefit liability
Mexico	Ps. 247,997,060	Ps. (163,404,418)	Ps.	Ps. 84,592,642	Ps. 280,602,176	Ps. (164,910,346)	Ps.	Ps. 115,691,830
Puerto Rico	35,220,889	(21,234,293)		13,986,596	35,803,893	(22,575,301)		13,228,592
Brazil	18,795,315	(19,032,411)	5,087,543	4,850,447	21,412,097	(18,815,174)	4,428,021	7,024,944
Europe	4,477,042			4,477,042	4,538,543			4,538,543

Total	Ps. 306,490,306	Ps. (203,671,122)	Ps. 5,087,543	Ps. 107,906,727	Ps. 342,356,709	Ps. (206,300,821)	Ps. 4,428,021	Ps. 140,483,909

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2017, 2018 and 2019:

	At December 31, 2017
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	313,282,595	Ps.	(222,345,621)	Ps.	7,083,218	Ps.	98,020,192
Current service cost		4,285,693						4,285,693
Interest cost on projected benefit obligation		28,922,385						28,922,385
Expected return on plan assets				(20,916,104)				(20,916,104)
Changes in the asset ceiling during the period and others						716,330		716,330
Past service costs and other				53,032				53,032
Actuarial gain for changes in experience		(35,145)						(35,145)
Actuarial gain from changes in demographic assumptions		(85)						(85)
Actuarial gain from changes in financial assumptions		(4,294)						(4,294)

Net period cost	Ps.	33,168,554	Ps.	(20,863,072)	Ps.	716,330	Ps.	13,021,812
Actuarial loss for changes in experience		11,671,860						11,671,860
Actuarial gain from changes in demographic assumptions		(381,172)						(381,172)
Actuarial loss from changes in financial assumptions		2,438,078						2,438,078
Changes in the asset ceiling during the period and others						(856,188)		(856,188)
Return on plan assets greater than discount rate				(2,483,430)				(2,483,430)

Recognized in other comprehensive income	Ps.	13,728,766	Ps.	(2,483,430)	Ps.	(856,188)	Ps.	10,389,148
Contributions made by plan participants		198,713		(198,713)				—
Contributions to the pension plan made by the Company				(2,697,621)				(2,697,621)
Benefits paid		(18,841,754)		18,841,754				—
Payments to employees		(9,843,743)						(9,843,743)
Effect of translation		(2,579,506)		2,058,099		(423,800)		(945,207)

Others	Ps.	(31,066,290)	Ps.	18,003,519	Ps.	(423,800)	Ps.	(13,486,571)
Balance at the end of the year		329,113,625		(227,688,604)		6,519,560		107,944,581
Less short-term portion		(172,406)						(172,406)

Non-current obligation	Ps.	328,941,219	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,772,175

	At December 31, 2018
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	329,113,625	Ps.	(227,688,604)	Ps.	6,519,560	Ps.	107,944,581
Current service cost		3,322,813						3,322,813
Interest cost on projected benefit obligation		30,185,257						30,185,257
Expected return on plan assets				(20,804,104)				(20,804,104)
Changes in the asset ceiling during the period and others						587,373		587,373
Past service costs and other				157,765				157,765
Actuarial gain for changes in experience		(7,222)						(7,222)
Actuarial loss from changes in demographic assumptions		134,625						134,625
Actuarial gain from changes in financial assumptions		(24,890)						(24,890)

Net period cost	Ps.	33,610,583	Ps.	(20,646,339)	Ps.	587,373	Ps.	13,551,617
Actuarial gain for changes in experience		(21,283,470)						(21,283,470)
Actuarial loss from changes in demographic assumptions		68,482						68,482
Actuarial gain from changes in financial assumptions		(1,246,539)						(1,246,539)
Changes in the asset ceiling during the period and others						(1,055,409)		(1,055,409)
Return on plan assets greater than discount rate				23,503,296				23,503,296

Recognized in other comprehensive income	Ps.	(22,461,527)	Ps.	23,503,296	Ps.	(1,055,409)	Ps.	(13,640)
Contributions made by plan participants		173,722		(173,722)				—
Contributions to the pension plan made by the Company				(1,565,792)				(1,565,792)
Benefits paid		(19,546,541)		19,546,541				—
Payments to employees		(10,651,938)						(10,651,938)
Effect of translation		(3,535,477)		3,353,498		(963,981)		(1,145,960)

Others	Ps.	(33,560,234)	Ps.	21,160,525	Ps.	(963,981)	Ps.	(13,363,690)
Balance at the end of the year		306,702,447		(203,671,122)		5,087,543		108,118,868
Less short-term portion		(212,141)						(212,141)

Non-current obligation	Ps.	306,490,306	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	107,906,727

	At December 31, 2019
	DBO		Plan Assets		Effect of asset celling		Net employee benefit liability
Balance at the beginning of the year	Ps.	306,702,447	Ps.	(203,671,122)	Ps.	5,087,543	Ps.	108,118,868
Current service cost		2,591,975						2,591,975
Interest cost on projected benefit obligation		31,001,348						31,001,348
Expected return on plan assets				(20,070,037)				(20,070,037)
Changes in the asset ceiling during the period and others						445,743		445,743
Past service costs and others				144,481				144,481
Actuarial gain for changes in experience		(22,599)						(22,599)
Actuarial gain from changes in demographic assumptions		(129)						(129)
Actuarial loss from changes in financial assumptions		36,163						36,163

Net period cost	Ps.	33,606,758	Ps.	(19,925,556)	Ps.	445,743	Ps.	14,126,945
Actuarial loss for changes in experience		31,606,323						31,606,323
Actuarial gain from changes in demographic assumptions		(339,657)						(339,657)
Actuarial loss from changes in financial assumptions		7,207,072						7,207,072
Changes in the asset ceiling during the period and others						(712,064)		(712,064)
Return on plan assets greater than discount rate				423,514				423,514

Recognized in other comprehensive income	Ps.	38,473,738	Ps.	423,514	Ps.	(712,064)	Ps.	38,185,188
Contributions made by plan participants		155,188		(155,188)				—
Contributions to the pension plan made by the Company				(1,337,610)				(1,337,610)
Benefits paid		(15,836,928)		15,836,928				—
Payments to employees		(16,996,920)						(16,996,920)
Effect of translation		(3,534,509)		2,528,213		(393,201)		(1,399,497)

Others	Ps.	(36,213,169)	Ps.	16,872,343	Ps.	(393,201)	Ps.	(19,734,027)
Balance at the end of the year		342,569,774		(206,300,821)		4,428,021		140,696,974
Less short-term portion		(213,065)						(213,065)

Non-current obligation	Ps.	342,356,709	Ps.	(206,300,821)	Ps.	4,428,021	Ps.	140,483,909

In the case of other subsidiaries in Mexico, the net period cost of other employee benefits for the years ended December 31, 2017, 2018 and 2019 was Ps. 165,884, Ps.(16,347) and Ps.49,050, respectively. The balance of other employee benefits at December 31, 2018 and 2019 was Ps. 924,548 and Ps. 845,830 respectively.

In the case of Brazil, the net period cost of other benefits for the years ended December 31, 2017, 2018 and 2019 was Ps. 93,742, Ps.98,658 and Ps. 99,498, respectively. The balance of employee benefits at December 31, 2018 and 2019 was Ps. 724,009 and Ps. 2,402,285, respectively.
In the case of Ecuador, the net period cost of other benefits for the years ended December 31, 2017, 2018 and 2019 was Ps. 152,335, Ps.58,354 and Ps. 34,425, respectively. The balance of employee benefits at December 31, 2018 and 2019 was Ps. 448,608 and Ps. 409,750, respectively.

Plan assets are invested in:

	At December 31
	2018			2019
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	37%	—	39%	41%	—	36%
Debt instruments	60%	94%	61%	58%	94%	64%
Others	3%	6%	—	1%	6%	—

	100%	100%	100%	100%	100%	100%

Included in Telmex’s net pension plan liability are plan
assets
of Ps. 163,404,418 and Ps. 164,910,346 as of December 31, 2018 and 2019, respectively, of which 30.4% and 31.9% during 2018 and 2019, respectively, were invested in equity and debt instruments of both América Movil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. Telmex pension plan recorded a re-measurement
of its defined pension plan of Ps. (1,141,142) and Ps. 34,782,129 during 2018 and 2019, respectively, attributable to a change in actuarial assumptions, and also a decline in the fair value of plan investments from December 31, 2018 to December 31, 2019. The decrease in fair value of the aforementioned related party pension plan investments approximated Ps. 21,279,760 and Ps. 4,156,919 during the years ended December 31, 2018 and 2019, respectively.
The assumptions used in determining the net period cost were as follows:

	2017				2018				2019
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long-term rate return	3.61%	10.18%	10.70%	1.0%, 1.5% & 2.00%	4.45%	9.10%	11.81%	1.25%, 1.75% & 2.00%	3.23%	7.03%	10.50%	0.75%, 1.00% & 1.25%
Rate of future salary increases	2.75%	4.50%	4.50%	3.0.%, 3.5% & 4.4%	2.75%	4.00%	3.55%	3.0.%, 3.5% & 4.4%	2.75%	3.80%	3.20%	3.00%, 3.50% & 4.40%
Percentage of increase in health care costs for the coming year	3.57%	11.00%			3.87%	10.50%			3.18%	10.30%
Year to which this level will be maintained	N/A	2028			N/A	2029			N/A	2029
Rate of increase of pensions				1.60%				1.60%				1.60%
Employee turnover rate*				0.0%-1.72%				0.0%-1.51%				0.00%-1.38%
*	Depending on years of service

Biometric

Puerto Rico:
Mortality:	RP 2014, MSS 2019 Tables.
Disability:	1985 Pension Disability Table
Brazil:
Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero

Europe
Life expectancy in Austria is base
d
on “AVÖ
2018-P
– Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler”.

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience
For the year ended December 31, 2019, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) would have resulted in the DBO pension and other benefits at December 31, 2018 are as follows:

	100 points		+100 points
Discount rate	Ps.	30,321,815	Ps.	(26,138,603)
Health care cost trend rate	Ps.	(878,071)	Ps.	1,032,650
Telmex Plans
Part of Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis of compensation received by the employees in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Europe
Defined benefit pension plans
A1 Telekom Austria Group provides defined benefits for certain former employees in Austria. All eligible employees are retired and were employed prior to January 1, 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. A1 Telekom Austria Group is exposed primarily to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits. Furthermore, at December 31, 2019 and 2018, approximately 10% and 7%, respectively, of the obligation for pensions relate to the employees of the company Akenes in Lausanne, which was acquired in 2017.
Service awards
Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate of employees who leave service early. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.

Severance
Defined contribution plans
Employees who started work for A1 Telekom Austria Group in Austria on or after January 1, 2003 are covered by a defined contribution plan. A1 Telekom Austria Group paid Ps. 51,042 and Ps. 54,945 (1.53% of the salary or wage) into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG) in 2018 and 2019, respectively.
Defined benefit plans
Severance benefit obligations for employees hired before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination by A1 Telekom Austria Group or retirement, eligible employees receive severance payments. Depending on their time in service, their severance is equal to a multiple of their monthly basic compensation plus variable elements such as overtime or bonuses, with a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
b) Defined Contribution Plans
Brazil
Claro makes contributions to the DCP through Embratel Social Security Fund – Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 1% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.
At December 31, 2018 and 2019, the balance of the DCP liability was Ps. 92,238 and Ps.76,509, respectively. For the years ended December 31, 2017, 2018 and 2019 the cost of labor were Ps. 374, Ps. 2,377 and Ps. 3,365, respectively.
Europe
In Austria, pension benefits are generally provided by the social security system for employees, and by the government for civil servants. The contributions of 12.55% that A1 Telekom Austria Group made in 2018 and 2019 to the social security system and the government in Austria, amount to Ps. 1,348,773 and Ps. 1,334,713, respectively. Contributions of the foreign subsidiaries into the respective systems range between 7% and 29% and amount to Ps. 492,439 and Ps. 530,888 in 2018 and 2019, respectively.
Additionally, A1 Telekom Austria Group offers a defined contribution plan for employees of some of its Austrian subsidiaries. A1 Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. The annual expenses for this plan amounted to Ps. 281 693 and Ps. 258,705 in 2018 and 2019, respectively.
As of December 31, 2018 and 2019 the liability related to this defined contribution plan amounted to Ps. 126,869 and Ps. 117,975, respectively.
Other countries
For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.

c) Long-term direct employee benefits

	Balance at December 31, 2017						Applications				Balance at December 31, 2017
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	10,158,036	Ps.	(493,795)	Ps.	1,750,831	Ps.	(2,079,880)	Ps.	(1,223,414)	Ps.	8,111,778

	Balance at December 31, 2018						Applications				Balance at December 31, 2019
			Effect of translation		Increase of the year		Payments		Reversals
Long-term direct employee benefits	Ps.	8,111,778	Ps.	(518,180)	Ps.	2,528,224	Ps.	(1,946,055)	Ps.	—	Ps.	8,175,767

In 2008, a comprehensive restructuring program was initiated in the segment Austria. The provision for restructuring includes future compensation of employees who will no longer provide services for A1 Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring program also includes social plans for employees whose employment will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2019, new social plans were initiated that provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.